Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Additional Information (Detail) $ in Thousands, S/ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Feb. 07, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Mar. 31, 2016 PEN (S/)	Mar. 31, 2016 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CLP ($)
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Investments accounted for using the equity method		$ 18,738,198			$ 12,826,892	$ 16,912,454		$ 18,738,198
Gains on sale of investment		105,311,912
Obligation to pay taxes					$ 104,946,765	112,099,519		$ 83,216,935
Peru [Member]
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Obligation to pay taxes			S/ 577	$ 116,053,255
Electrogas S.A. [Member]
Disclosure Of Noncurrent Assets And Disposal Groups And Liabilities Associated Held For Sale Or Distribution To Owners [Line Items]
Percentage of ownership interest disposed							42.50%	42.50%
Amount of sale of subsidiary							$ 180
Investments accounted for using the equity method		12,993,008						$ 12,993,008
Amounts received for the sale of subsidiaries	$ 115,582,806	$ 115,582,806				115,582,806
Gains on sale of investment	$ 105,311,912					$ 105,311,912